Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment.
Property, plant and equipment

8.    Property, plant and equipment

Property, plant and equipment, net of the related accumulated depreciation and impairment, as of December 31, 2025 and 2024 is as follows:

	For the year ended December 31, 2025
				Property, Plant		Other Items of	Other Items	Other Items
			Other Fixtures,	and Equipment		Property,	of Leased	of Leased
	Land and	Plant and	Tools and	in the Course of	Mineral	Plant and	Land and	Plant and
	Buildings	Machinery	Furniture	Construction	Reserves	Equipment	Buildings	machinery	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Acquisition cost:
Balance at January 1, 2025	226,048	1,214,411	17,477	66,032	69,714	29,712	28,436	51,524	1,703,354
Additions	38	545	521	66,987	—	516	7,173	7,635	83,415
Disposals and other	(2,116)	(47,295)	(775)	(57)	—	(37)	(3,562)	(4,727)	(58,569)
Transfers from/(to) other accounts	2,032	75,586	289	(78,529)	(3,377)	3,357	—	—	(642)
Exchange differences	22,841	93,792	2,177	5,333	365	1,247	2,812	4,065	132,632
Balance at December 31, 2025	248,843	1,337,039	19,689	59,766	66,702	34,795	34,859	58,497	1,860,190

Accumulated depreciation (Note 27.6):
Balance at January 1, 2025	(133,167)	(801,564)	(5,993)	—	(3,051)	(10,146)	(14,082)	(32,204)	(1,000,207)
Depreciation and amortization for the period	(2,934)	(68,832)	(273)	—	(525)	(166)	(2,633)	(7,672)	(83,035)
Disposals and other	2,116	33,455	255	—	—	37	3,562	4,097	43,522
Transfers from/(to) other accounts	64	195	(68)	—	—	—	—	(111)	80
Exchange differences	(11,768)	(70,610)	(724)	—	—	(1,068)	(1,304)	(2,608)	(88,082)
Balance at December 31, 2025	(145,689)	(907,356)	(6,803)	—	(3,576)	(11,343)	(14,457)	(38,498)	(1,127,722)

Impairment (Note 27.8):
Balance at January 1, 2025	(34,319)	(136,491)	(2,928)	(22,070)	—	(18,536)	(827)	(781)	(215,951)
Impairment gain (losses) for the period	(6,460)	(13,547)	(830)	(6,680)	—	—	—	(385)	(27,902)
Disposals and other	—	14,078	384	—	—	—	—	630	15,092
Transfers from/(to) other accounts	—	(19,011)	—	19,011	—	—	—	—	—
Exchange differences	(2,104)	(12,054)	(402)	(2,400)	—	(6)	—	(63)	(17,029)
Balance at December 31, 2025	(42,883)	(167,025)	(3,776)	(12,139)	—	(18,542)	(827)	(599)	(245,790)

Carrying amount at December 31, 2025	60,271	262,658	9,110	47,627	63,126	4,910	19,575	19,401	486,678

	For the year ended 31 December 2024
				Property, Plant		Other Items of	Other Items	Other Items
			Other Fixtures,	and Equipment		Property,	of Leased	of Leased
	Land and	Plant and	Tools and	in the Course of	Mineral	Plant and	Land and	Plant and
	Buildings	Machinery	Furniture	Construction	Reserves	Equipment	Buildings	machinery	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Acquisition cost:
Balance at January 1, 2024	181,037	1,197,462	7,205	145,206	67,091	33,706	26,071	41,314	1,699,092
Additions	65	3,415	5,693	76,097	—	150	3,850	13,201	102,471
Disposals and other	(97)	(28,173)	(993)	—	—	—	(267)	(4,579)	(34,109)
Transfers from/(to) other accounts	51,924	87,623	6,369	(148,021)	2,700	(3,813)	—	3,218	—
Exchange differences	(6,881)	(45,916)	(797)	(7,250)	(77)	(331)	(1,218)	(1,630)	(64,100)
Balance at December 31, 2025	226,048	1,214,411	17,477	66,032	69,714	29,712	28,436	51,524	1,703,354

Accumulated depreciation (Note 27.6):
Balance at January 1, 2024	(119,009)	(821,272)	(1,149)	—	(2,840)	(10,317)	(12,296)	(30,244)	(997,127)
Depreciation and amortization for the period	(3,003)	(60,411)	(389)	—	(211)	(182)	(2,582)	(8,211)	(74,989)
Disposals and other	101	25,847	165	—	—	—	267	4,579	30,959
Transfers from/(to) other accounts	(15,742)	20,285	(4,981)	—	—	—	—	438	—
Exchange differences	4,486	33,987	361	—	—	353	529	1,234	40,950
Balance at December 31, 2024	(133,167)	(801,564)	(5,993)	—	(3,051)	(10,146)	(14,082)	(32,204)	(1,000,207)

Impairment (Note 27.8):
Balance at January 1, 2024	(22,680)	(77,617)	(2,752)	(78,150)	—	(18,542)	(827)	—	(200,568)
Impairment gain (losses) for the period	(888)	(18,105)	(1,352)	(3,784)	—	—	—	(811)	(24,940)
Disposals and other	—	1,342	—	—	—	—	—	—	1,342
Transfers from/(to) other accounts	(11,166)	(45,529)	877	55,817	—	—	—	—	—
Exchange differences	415	3,418	299	4,047	—	6	—	30	8,215
Balance at December 31, 2024	(34,319)	(136,491)	(2,928)	(22,070)	—	(18,536)	(827)	(781)	(215,951)

Carrying amount at December 31, 2024	58,562	276,356	8,556	43,962	66,663	1,030	13,527	18,539	487,196

For the years ended December 31, 2025 and 2024, the Company invested $83,415 thousand and $102,471 thousand in its property, plant equipment, respectively. This was predominantly led by investments in assets in the course of construction. For the years ended December 31, 2025 and 2024, the Company invested $66,987 thousand and $76,097 thousand in capital expenditure, respectively, focused on productivity and efficiency improvements.

Impairment considerations:

The Company defines its CGUs for impairment testing of its property, plant and equipment to be at the individual plant or mine level. The Company deems this level to be the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflow from other assets or groups of assets. As of December 31, 2025 and 2024, all cash-generating units were assessed for indicators of potential impairment.

As of December 31, 2025, the Company identified impairment indicators for our Puertollano, Alloy, Pierrefitte and Boo CGUs, which had a reasonably possible risk of impairment to be recorded or reversed.

We engaged valuation specialists to determine the recoverable amount of our Puertollano CGU, with a carrying value of $22,538 thousand inclusive of the real estate and industrial products using the fair value less costs to dispose methodology. The Company determined based on the operational plan for Puertollano as of December 31, 2025, that the fair value less costs of disposal method yielded a higher recoverable value than a value in use calculation due to the limited forecasted production in the upcoming 5-year forecasted period. The Company determines the valuation of these assets to fall within Level 2 of the fair value hierarchy due to the other-than-quoted observable inputs used in the valuation.

In determining the fair value of the real estate, the valuation was undertaken based on a collation and analysis of appropriate comparable transactions, together with evidence of demand within the vicinity of the property. These transactions served as the basis for the analysis of the real estate, considering size, location, aspect and other material factors. The Company applied an immaterial estimate for the costs to dispose.

In determining the recoverable value of the industrial equipment, the valuation was undertaken in various stages. The Company began by estimating the replacement cost if new using an indirect costing method. The Company then accounted for any loss in value due to general deterioration in condition, inherent inefficiencies and other external influences. Any reduction in value results from a combination of factors that may include physical deterioration, functional obsolescence and economic obsolescence. The Company also considered comparable transactions for similar equipment and ultimately applied an estimate for costs to dispose ranging from 15%-100% based on the asset category.

The recoverable value of the real estate and industrial products was determined to be $26,858 thousand, which is greater than their carrying value considering their current state and projected use. The Company did not record any impairment reversal given the IAS 36 requirements do not permit reversal for individual assets within the CGU which does not have accumulated impairment losses recorded against them.

For our Alloy CGU, the Company engaged valuation specialists to determine the recoverable amount with a pre-impairment carrying value of $53,704 thousand inclusive of property, plant and equipment using the fair value less costs to dispose methodology. The Company determined based on the operational plan for Alloy as of December 31, 2025, that the fair value less costs of disposal method yielded a higher recoverable value than a value in use calculation due to the structure of the partnership in which Dow receives approximately 49% of the output at cost plus pricing, which is lower than what a market participant could achieve by selling the product in the market place in the forecast years. The Company determines the valuation of these assets to fall within Level 2 of the fair value hierarchy due to the other-than-quoted observable inputs used in the valuation.

In determining the recoverable amount of the Alloy CGU, the Company performed an income-based valuation approach. As part of this analysis, management evaluated the assumptions that a market participant would apply in assessing the future economic benefits of the assets, including expected production levels, operating margins, and required returns. Key inputs such as long-term growth rates and terminal value assumptions were benchmarked against observable market data and industry forecasts to validate their reasonableness. This process incorporated cross-checks against external market indicators and independent valuation specialist input to ensure that the resulting recoverable amount reflected market participant expectations and appropriately captured the long-term cash-generating potential of the assets.

The recoverable amount of the CGU was determined to be $44,192 thousand (under the FVLCD methodology), which is less than its carrying amount. The Company therefore recorded an impairment loss associated with this CGU of $9,512 thousand as of December 31, 2025, which was primarily due to the permanent idling of two furnaces.

Significant assumptions used to estimate the fair value less cost of disposal of the Alloy CGU were as follows:

	Post-Tax	Long-Term	EBITDA
	Discount Rate	Growth Rate	Margin[1]
CGU
Alloy	10.27%	2.21%	(10.8%)-31.9%

(1) EBITDA Margin is determined as EBITDA divided by sales

Sensitivity to changes in assumptions

Changing management’s assumptions could affect the evaluation of the fair value less cost of disposal of our Alloy CGU, respectively and, therefore, the impairment result. The following reasonably possible changes to the assumptions used in the impairment test would result in the following changes in recoverable value:

		Shortfall of	Sensitivity on		Sensitivity on		Sensitivity on
		recoverable	discount rate		long-term growth rate		EBITDA
	Carrying	value versus	Decrease	Increase	Decrease	Increase	Decrease	Increase
	Value	carrying value	by 10%	by 10%	by 10%	by 10%	by 15%	by 15%
CGU
Alloy	53,704	(9,512)	11,072	(8,850)	1,947	(1,712)	(31,459)	31,333

The recoverable amounts for our Pierrefitte and Boo CGUs were determined based on their respective values in use. As of December 31, 2025, the Company’s Pierrefitte and Boo recoverable value were not sensitive to changes in the underlying assumptions.

The Company’s approach to the determination of its discount rate, long-term growth rate and EBITDA margins are discussed in Note 6 for its value in use valuations.

Where applicable, the Company relies on third party sources to derive key inputs. Internally, the Company reviews contracted amounts as well as forecasts. Finally, corporate overheads are allocated using an internal key based on projected volumes.

Subsequent Developments in Market Pricing

In completing its analysis of impairment of the Alloy CGU, the Company incorporated forward pricing curves for silicon metal pricing published by the Commodities Research Unit (“CRU”). The impairment model used CRU’s most recent forward pricing curves available as of the valuation date for the forecast period, together with other assumptions as noted above. On January 29, 2026, CRU published updated forward pricing for silicon metal for years in the forecast period. These updated price curves reflected a downward revision compared to the forward pricing curves available as of the valuation date.

Management performed a sensitivity analysis to assess the potential impact of these revised pricing curves on our forecasted EBITDA and the resultant impact on the estimated recoverable amount of the CGU. Had the updated CRU forward pricing curves been available and used in the December 31, 2025 impairment model, while maintaining all other assumptions consistent, the recoverable amount of the CGU would have been reduced by approximately $27,974 thousand.

Assessment of Subsequent Events

In accordance with IAS 10, the Company evaluated whether the January 29, 2026 pricing revisions constituted an adjusting event. Management concluded that these revisions primarily reflected changes in market conditions that arose after the reporting date and would not have been considered by a market participant at  December 31, 2025. As such, the impairment test results as of year-end have not been adjusted.

Impairment considerations for the year ended December 31, 2024:

As of December 31, 2024, the Company identified impairment indicators for our Puertollano, Dunkirk, Pierrefitte, Emalahleni, Polokwane and Alloy CGUs, which had a reasonably possible risk of impairment to be recorded or reversed.

We engaged valuation specialists to determine the recoverable amount of our Puertollano CGU, with a pre-impairment carrying value of $26,870 thousand inclusive of the real estate and industrial products using the fair value less costs to dispose methodology. The Company determined the fair value based on the methodology similarly applied for the year ended December 31, 2025 as discussed above.

The recoverable value of the real estate and industrial products was determined to be $21,058 thousand, which was less than their carrying value considering their current state and projected use. The Company recorded an impairment loss of $5,812 thousand as a result.

The recoverable amounts for our Dunkirk, Pierrefitte, Emalahleni, Polokwane and Alloy CGUs were determined based on their respective values in use. As of December 31, 2024, the Company’s Pierrefitte, Polokwane and Emalahleni recoverable values were not sensitive to changes in the underlying assumptions. For Pierrefitte and Emalahleni, if their respective recoverable values were to fall by 10%, there would still remain sufficient headroom in each CGU.  For the Dunkirk and Alloy CGUs, the significant assumptions used to estimate their value in use were as follows: (i) pre-tax discount rates of 15.6% and 13.6%, respectively; (ii) EBITDA margin (EBITDA divided by sales) throughout the forecast of between 0.7% and 19.2% for Dunkirk, and between -3.2% and 23% for Alloy; and (iii) long-term growth rate of 2.3% for both.

Full impairment was recorded for our Polokwane CGU as the Company was projecting to temporarily idle this facility for the next year and potentially beyond due to local production costs.

Sensitivity to changes in assumptions

Changing management’s assumptions could have affected the evaluation of the value in use of our Dunkirk and Alloy cash-generating units and, therefore, the impairment result. The following reasonably possible changes to the assumptions used in the impairment test would result in the following changes in recoverable value:

		Excess of	Sensitivity on		Sensitivity on		Sensitivity on
		recoverable	discount rate		long-term growth rate		EBITDA
	Carrying	value over	Decrease	Increase	Decrease	Increase	Decrease	Increase
	Value	carrying value	by 10%	by 10%	by 10%	by 10%	by 10%	by 10%
CGU
Dunkirk	18,141	1,896	11,676	(8,911)	1,574	(1,661)	(23,174)	23,174

		Excess of	Sensitivity on		Sensitivity on		Sensitivity on
		recoverable	discount rate		long-term growth rate		EBITDA
	Carrying	value over	Decrease	Increase	Decrease	Increase	Decrease	Increase
	Value	carrying value	by 10%	by 10%	by 10%	by 10%	by 10%	by 10%
CGU
Alloy	70,574	(2,479)	16,334	(12,761)	760	(806)	(28,191)	28,191

The below table details the Company’s impairment recorded within Impairment loss in our consolidated income statements for the years ended December 31, 2025, 2024 and 2023, respectively:

		2025	2024	2023
CGU	Segment	US$’000	US$’000	US$’000
Selma	Noth America Silicon Metal	—	—	21,008
Alloy	Noth America Silicon Metal	9,512	2,479	—
Boo	Europe Manganese	5,541	—	1,570
Cee-Dumbria	Europe Silicon Alloys	1,808	3,646	3,619
Polokwane	South Africa Silicon Metal	372	12,953	—
Puertollano	Other Segments	—	5,862	—
Monzon	Europe Manganese	2,130	—	—
Pierrefitte	Europe Silicon Alloys	8,539	—	—
Others	Other Segments	—	—	(429)
Total		27,902	24,940	25,768

As of December 31, 2025 and 2024 the accumulated impairment balance primarily relates to full impairments recorded in our Venezuela, Cee-Dumbria, Selma, Mo i Rana, Monzon, Polokwane, Boo and Pierrefitte cash-generating units, respectively, as well as additional amounts for the partial impairment of Alloy and Puertollano, amongst others.

As of December 31, 2024, the Company had property, plant and equipment amounting to $42,277 thousand pledged as security for other financial liabilities in Spain. As of December 31, 2025 the Company no longer had property, plant and equipment pledged as security, as the underlying financial liability was fully repaid during the year (see Note 20).

Commitments

As of December 31, 2025 and 2024, the Company has capital expenditure commitments totaling $17,585 thousand and $9,391 thousand, respectively, primarily related to improvement works at plants.